Investment Objectives and Goals - Schwab Select Large Cap Growth Fund	Jul. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Select Large Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.